Share-Based Compensation - Schedule of Restricted Shares Activities (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Restricted Shares for existing employees [Member]
Schedule of Restricted Shares Activities [Line Items]
Balance at beginning | shares	1,516,027
Balance at beginning | $ / shares	$ 24.8
Granted | shares	26,854,933
Granted | $ / shares	$ 2.09
Vested | shares	(7,320,774)
Vested | $ / shares	$ (1.6)
Forfeited | shares	(413,393)
Forfeited | $ / shares	$ (15.43)
Balance at ending | shares	20,636,793
Balance at ending | $ / shares	$ 3.66
Restricted Shares for external consultants [Member]
Schedule of Restricted Shares Activities [Line Items]
Balance at beginning | shares	129,219
Balance at beginning | $ / shares	$ 27.8
Granted | shares
Granted | $ / shares
Vested | shares
Vested | $ / shares
Forfeited | shares
Forfeited | $ / shares
Balance at ending | shares	129,219
Balance at ending | $ / shares	$ 27.8